Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	622,887	1,357,433
*	Baidu Inc. ADR	5,378,248	799,907
*	Alphabet Inc. Class C	353,911	774,162
*	Walt Disney Co.	3,959,605	373,787
	Activision Blizzard Inc.	3,594,000	279,829
*	Charter Communications Inc. Class A	199,850	93,636
*	Meta Platforms Inc. Class A	531,050	85,632
*	T-Mobile US Inc.	360,500	48,502
*	Live Nation Entertainment Inc.	541,860	44,747
*	Altice USA Inc. Class A	1,180,000	10,915
*	Take-Two Interactive Software Inc.	75,000	9,190
	Comcast Corp. Class A	87,369	3,428
*	Netflix Inc.	8,800	1,539
*	Roblox Corp. Class A	26,500	871
	Nintendo Co. Ltd.	1,750	752
	Electronic Arts Inc.	5,700	693
			3,885,023
Consumer Discretionary (11.5%)
*	Tesla Inc.	2,118,500	1,426,640
	Sony Group Corp. ADR	13,887,345	1,135,568
*	Alibaba Group Holding Ltd. ADR	9,913,817	1,127,003
*,1	Mattel Inc.	27,357,438	610,892
	Ross Stores Inc.	7,833,900	550,175
	TJX Cos. Inc.	8,520,800	475,887
[1]	Whirlpool Corp.	2,997,832	464,274
*	Amazon.com Inc.	3,559,600	378,065
*	Dollar Tree Inc.	637,000	99,277
	Bath & Body Works Inc.	3,538,714	95,262
	Marriott International Inc. Class A	451,410	61,396
*	Royal Caribbean Cruises Ltd.	1,713,547	59,820
	eBay Inc.	1,293,000	53,879
*	Carnival Corp.	6,154,065	53,233
	McDonald's Corp.	191,800	47,352
	Hilton Worldwide Holdings Inc.	423,766	47,225
	Restaurant Brands International Inc.	808,900	40,566
	Lowe's Cos. Inc.	220,000	38,427
*	Burlington Stores Inc.	248,000	33,785
*	Victoria's Secret & Co.	1,180,871	33,029
*	Flutter Entertainment plc (XDUB)	272,229	27,502
*	Las Vegas Sands Corp.	712,300	23,926
	MGM Resorts International	553,000	16,009
*	Ulta Beauty Inc.	21,000	8,095

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	11,000	6,949
*	AutoZone Inc.	2,750	5,910
	Dollar General Corp.	1,400	344
			6,920,490
Consumer Staples (0.3%)
	Sysco Corp.	1,395,300	118,196
	Altria Group Inc.	621,700	25,968
	Mowi ASA	418,000	9,559
	Constellation Brands Inc. Class A	25,700	5,990
	Philip Morris International Inc.	43,300	4,275
			163,988
Energy (2.3%)
	Hess Corp.	5,772,200	611,507
	Pioneer Natural Resources Co.	2,308,700	515,025
	EOG Resources Inc.	1,723,300	190,321
*	Transocean Ltd. (XNYS)	11,761,373	39,165
	Schlumberger NV	77,600	2,775
			1,358,793
Financials (7.2%)
	Wells Fargo & Co.	29,611,747	1,159,892
	JPMorgan Chase & Co.	6,128,175	690,094
	Marsh & McLennan Cos. Inc.	4,042,715	627,631
	Bank of America Corp.	15,778,332	491,179
	Charles Schwab Corp.	6,972,016	440,492
	Raymond James Financial Inc.	4,266,858	381,500
	US Bancorp	3,092,300	142,308
	Progressive Corp.	907,000	105,457
	Citigroup Inc.	1,959,200	90,104
	CME Group Inc.	385,168	78,844
	Morgan Stanley	625,000	47,537
	Goldman Sachs Group Inc.	150,000	44,553
	Discover Financial Services	182,525	17,263
			4,316,854
Health Care (29.9%)
	Eli Lilly & Co.	15,994,758	5,185,980
	Amgen Inc.	9,257,685	2,252,395
*,1	Biogen Inc.	8,923,691	1,819,898
	AstraZeneca plc ADR	25,900,088	1,711,219
	Thermo Fisher Scientific Inc.	2,295,349	1,247,017
*	Boston Scientific Corp.	26,617,644	992,040
	Bristol-Myers Squibb Co.	11,969,723	921,669
	Novartis AG ADR	10,577,005	894,074
	Roche Holding AG	1,724,513	576,504
*	BioMarin Pharmaceutical Inc.	6,246,579	517,654
	Abbott Laboratories	2,608,995	283,467
*	Elanco Animal Health Inc. (XNYS)	13,563,919	266,260
	Zimmer Biomet Holdings Inc.	2,376,230	249,647
*	BeiGene Ltd. ADR	1,450,510	234,765
	CVS Health Corp.	2,370,000	219,604
	Agilent Technologies Inc.	821,516	97,571
*	IQVIA Holdings Inc.	442,224	95,958
	Stryker Corp.	359,200	71,456
	Medtronic plc	723,190	64,906
	Sanofi ADR	968,000	48,429
*	Edwards Lifesciences Corp.	492,100	46,794
[2]	Siemens Healthineers AG	851,517	43,416
	Alcon Inc.	433,987	30,331

		Shares	Market Value ($000)
	GlaxoSmithKline plc ADR	548,000	23,854
	Danaher Corp.	56,902	14,426
*	Waters Corp.	27,030	8,946
*	Seagen Inc.	22,040	3,900
*	Zimvie Inc.	212,323	3,399
	UnitedHealth Group Inc.	5,735	2,946
	Humana Inc.	4,276	2,002
			17,930,527
Industrials (13.0%)
	FedEx Corp.	8,860,358	2,008,732
*	Southwest Airlines Co.	26,257,478	948,420
	Siemens AG (Registered)	8,179,840	840,859
	Union Pacific Corp.	2,250,000	479,880
	Airbus SE	4,817,239	471,174
*	United Airlines Holdings Inc.	12,450,783	441,007
	Caterpillar Inc.	2,285,768	408,604
*	Delta Air Lines Inc.	9,757,043	282,661
	United Parcel Service Inc. Class B	1,543,670	281,781
*	American Airlines Group Inc.	19,835,313	251,512
	Textron Inc.	3,574,710	218,308
*	TransDigm Group Inc.	343,916	184,569
*	Alaska Air Group Inc.	3,833,700	153,540
	General Dynamics Corp.	540,330	119,548
	Carrier Global Corp.	3,227,000	115,075
	CSX Corp.	3,222,000	93,631
	Otis Worldwide Corp.	1,324,100	93,574
	Deere & Co.	250,320	74,963
	AMETEK Inc.	658,250	72,335
	Raytheon Technologies Corp.	480,000	46,133
	L3Harris Technologies Inc.	189,000	45,681
	Honeywell International Inc.	230,000	39,976
	Rockwell Automation Inc.	173,050	34,491
*	Lyft Inc. Class A	2,149,970	28,552
	nVent Electric plc	887,000	27,790
	Pentair plc	580,000	26,547
*	Ryanair Holdings plc ADR	250,000	16,812
*	Uber Technologies Inc.	117,750	2,409
			7,808,564
Information Technology (26.3%)
	Microsoft Corp.	9,419,200	2,419,133
	Texas Instruments Inc.	11,587,472	1,780,415
*	Adobe Inc.	4,544,957	1,663,727
	Micron Technology Inc.	24,451,774	1,351,694
	KLA Corp.	4,170,560	1,330,742
	Intel Corp.	28,330,108	1,059,829
	NetApp Inc.	8,674,241	565,907
	Oracle Corp.	7,968,000	556,724
	Intuit Inc.	1,290,900	497,564
	HP Inc.	14,068,656	461,171
	QUALCOMM Inc.	3,568,936	455,896
	Visa Inc. Class A	2,170,900	427,428
	Telefonaktiebolaget LM Ericsson ADR	55,254,126	408,881
	Analog Devices Inc.	2,713,640	396,436
	Hewlett Packard Enterprise Co.	28,396,393	376,536
	NVIDIA Corp.	2,030,320	307,776
	Apple Inc.	1,680,000	229,690
	Cisco Systems Inc.	4,295,279	183,151

		Shares	Market Value ($000)
	Entegris Inc.	1,835,622	169,116
*	Splunk Inc.	1,842,230	162,964
*,1	Plantronics Inc.	3,645,100	144,638
	Applied Materials Inc.	1,418,800	129,082
	Corning Inc.	3,990,600	125,744
	Mastercard Inc. Class A	276,100	87,104
*	PayPal Holdings Inc.	1,182,220	82,566
*	Autodesk Inc.	464,200	79,824
	Fidelity National Information Services Inc.	753,000	69,028
*	Palo Alto Networks Inc.	109,900	54,284
*	BlackBerry Ltd.	9,975,500	53,768
*	Western Digital Corp.	940,000	42,140
*	Keysight Technologies Inc.	199,120	27,449
*	Salesforce Inc.	100,400	16,570
	VMware Inc. Class A	121,612	13,861
	Dell Technologies Inc. Class C	276,000	12,754
	Infineon Technologies AG ADR	75,000	1,814
*	Arista Networks Inc.	4,000	375
*	Okta Inc.	3,500	316
*	RingCentral Inc. Class A	5,550	290
*	Unity Software Inc.	6,000	221
			15,746,608
Materials (1.3%)
	Albemarle Corp.	1,144,535	239,185
	Glencore plc	34,000,139	184,160
	Freeport-McMoRan Inc.	3,114,900	91,142
*	Linde plc	262,600	75,505
	Corteva Inc.	1,320,716	71,504
	DuPont de Nemours Inc.	1,276,056	70,923
	Dow Inc.	1,343,817	69,354
			801,773
Total Common Stocks (Cost $24,803,591)			58,932,620
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3]	Vanguard Market Liquidity Fund, 1.417% (Cost $1,012,216)	10,124,737	1,012,170
Total Investments (100.0%) (Cost $25,815,807)			59,944,790
Other Assets and Liabilities—Net (0.0%)			13,961
Net Assets (100%)			59,958,751
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $43,416,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	56,778,694	2,153,926	—	58,932,620
Temporary Cash Investments	1,012,170	—	—	1,012,170
Total	57,790,864	2,153,926	—	59,944,790
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Biogen Inc.	2,594,892	5,410	66,855	44,978	(758,527)	—	—	1,819,898
Mattel Inc.	510,740	—	3,626	8	103,770	—	—	610,892
Plantronics Inc.	93,716	—	—	—	50,922	—	—	144,638
Vanguard Market Liquidity Fund	1,726,256	NA1	NA1	(206)	(174)	3,400	38	1,012,170

		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Whirlpool Corp.	NA2	—	1,103	316	(147,096)	14,698	—	464,274
Total	4,925,604	5,410	71,584	45,096	(751,105)	18,098	38	4,051,872
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at September 30, 2021, the issuer was not an affiliated company of the fund.